Long-Term Debt (Narrative) (Details) - USD ($)								3 Months Ended									6 Months Ended		12 Months Ended
	May. 06, 2015	May. 06, 2015	Dec. 31, 2014	Dec. 15, 2014	Dec. 15, 2014	Jul. 02, 2012	Jul. 02, 2012	Dec. 31, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[5],[6],[7],[8]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013	Mar. 09, 2015	Jan. 23, 2015	Aug. 13, 2012
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (65,000,000)		$ (8,500,000)	[1],[2]	$ (54,900,000)	[1],[2],[3],[4]	$ (30,900,000)	[1],[2]	$ (1,900,000)			$ (30,900,000)	$ (94,300,000)	[1],[2]	$ (1,900,000)	[5],[6]	$ (77,300,000)
Payment of early redemption fees on debt extinguished																		23,800,000	62,600,000				72,100,000
Debt issuance cost																	$ 99,500,000		99,300,000
Cumulative proceeds from issuance of private placement																			1,787,300,000		423,600,000		3,189,300,000
Redemption of notes																	8,300,000	259,700,000	1,288,500,000		18,000,000		1,058,600,000
Redemption premium																			23,800,000
Debt obligations								$ 3,744,100,000	3,752,400,000								3,744,100,000		3,752,400,000		3,260,800,000
Outstanding letters of credit								9,200,000	9,200,000								9,200,000		9,200,000
Unamortized debt issuance cost								66,200,000	71,000,000								66,200,000		71,000,000		89,400,000
Accumulated amortization								33,300,000	28,300,000								33,300,000		28,300,000		25,400,000
Unamortized debt issuance related interest								2,500,000					3,800,000				5,000,000	7,500,000	13,900,000		13,900,000		11,500,000
8.125% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Redemption of notes				$ 75,000,000
10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 500,000,000	$ 500,000,000
Interest rate						10.125%	10.125%
Maturity date						2020
Redemption premium													23,800,000
6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Cumulative proceeds from issuance of private placement																	1,437,300,000		1,437,300,000
January Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									$ 700,000,000
March Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																								$ 730,000,000
Premium on debt being accreted								$ 7,300,000	7,300,000								$ 7,300,000		$ 7,300,000
Debt Instrument Issuance At Premium Price Percentage								1.00%											1.00%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notional amount of derivative																										$ 750,000,000
Derivative, maturity date																	Jun. 30, 2017		Jun. 30, 2017
Derivative, fixed interest rate																										1.67%
Derivative, floor rate																										1.25%
Change in fair value of interest rate swap								$ 1,000,000					1,500,000				$ 600,000	(500,000)	$ 2,100,000		4,600,000		2,600,000
Interest Rate Derivative Liabilities, at Fair Value								$ 3,500,000	$ 4,100,000								3,500,000		4,100,000		2,000,000
December 15, 2014 [Member] | 8.125% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			108.125%
Zayo Group, LLC [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt													$ (30,900,000)					(30,900,000)	(91,800,000)		(1,900,000)		(77,300,000)
Payment of early redemption fees on debt extinguished																		23,800,000	62,600,000				72,100,000
Cumulative proceeds from issuance of private placement																			1,747,200,000		423,600,000		3,184,400,000
Redemption of notes																	$ 7,100,000	$ 254,400,000	$ 1,288,500,000		$ 18,000,000		1,058,600,000
Revolver [Member]
Debt Instrument [Line Items]
Percentage of excess revolver committed to debt payments																	35.00%		35.00%
Standby Letter Of Credit [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																	0.25%		0.25%
Secured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes					$ 75,000,000
Secured Debt [Member] | 8.125% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate									8.125%		8.125%								8.125%		8.125%
Maturity date								2020											2020		2020
Loss on extinguishment of debt											$ 105.75
Redemption of notes											675,000,000								$ 675,000,000
Redemption premium											$ 38,800,000								38,800,000
Debt obligations																					$ 750,000,000
Secured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage					108.125%
Secured Debt [Member] | Revolver [Member]
Debt Instrument [Line Items]
Line of credit facility maturity date																	Apr. 17, 2020
Outstanding letters of credit increased								$ 50,000,000									$ 50,000,000
Outstanding letters of credit								0	$ 0								0		0
Available borrowing capacity								440,800,000	440,800,000								$ 440,800,000		$ 440,800,000
Secured Debt [Member] | Revolver [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																	0.25%		0.25%
Secured Debt [Member] | Revolver [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																	0.375%		0.375%
Secured Debt [Member] | Revolver [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolver interest rate																	2.00%		2.00%
Secured Debt [Member] | Revolver [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolver interest rate																	3.00%		3.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes					$ 174,400,000
Premium on debt being accreted								$ 6,700,000	$ 7,100,000								$ 6,700,000		$ 7,100,000
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate								10.125%	10.125%								10.125%		10.125%		10.125%
Maturity date																	2020		2020		2020
Secured debt ratio									4.50										4.50
Total indebtedness ratio									525.00%										525.00%
Redemption of notes				$ 174,400,000
Debt obligations								$ 325,600,000	$ 325,600,000								$ 325,600,000		$ 325,600,000		$ 500,000,000
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate								6.00%	6.00%								6.00%		6.00%		6.00%			6.00%
Maturity date								2023									2023		2023		2023
Secured debt ratio									4.50										4.50
Total indebtedness ratio									600.00%										600.00%
Line of credit facility maturity date																	Apr. 01, 2023		Apr. 01, 2023
Debt obligations								$ 1,430,000,000	$ 1,430,000,000								$ 1,430,000,000		$ 1,430,000,000
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000	$ 350,000,000
Interest rate	6.375%	6.375%						6.375%	6.375%								6.375%		6.375%		6.375%
Maturity date		2025															2025		2025		2025
Secured debt ratio									4.50										4.50
Total indebtedness ratio									600.00%										600.00%
Line of credit facility maturity date	May 15, 2025	May 15, 2025
Loss on extinguishment of debt	$ (8,400,000)	$ (8,400,000)
Revolver interest rate	6.375%
Debt obligations	$ 344,500,000	344,500,000						$ 350,000,000	$ 350,000,000								$ 350,000,000		$ 350,000,000
Unsecured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage					110.125%
Unsecured Debt [Member] | December 15, 2014 [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage				110.125%
2020 Unsecured Notes [Member]
Debt Instrument [Line Items]
Secured debt ratio								4.50									4.50
Total indebtedness ratio								5.25%									5.25%
2020 Unsecured Notes [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 500,000,000	$ 500,000,000
Interest rate						10.125%	10.125%
Maturity date							2020
2023 Unsecured Notes [Member]
Debt Instrument [Line Items]
Secured debt ratio								4.50									4.50
Total indebtedness ratio								6.00%									6.00%
2025 Unsecured Notes [Member]
Debt Instrument [Line Items]
Secured debt ratio								4.50									4.50
Total indebtedness ratio								6.00%									6.00%
Term Loan Facility due 2021 [Member]
Debt Instrument [Line Items]
Maturity date																	2021		2021		2021
Discount on debt						$ 30,000,000	$ 30,000,000	$ 18,300,000	19,800,000								$ 18,300,000		$ 19,800,000		$ 20,600,000
Payment towards principal																			$ 5,100,000
Percentage of excess cash flows committed to debt payments.																			50.00%
Line of credit facility maturity date																			Jul. 31, 2019
Debt obligations								$ 1,638,500,000	$ 1,646,800,000								$ 1,638,500,000		$ 1,646,800,000		2,010,800,000
Percentage of effective interest rate								3.75%	3.75%								3.75%		3.75%
Term Loan Facility due 2021 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate																	2.75%		2.75%
Term Loan Facility | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 450,000,000	450,000,000
Payment towards principal		$ 4,100,000
Percentage of excess cash flows committed to debt payments.		50.00%
Term Loan Facility | LIBOR [Member] | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Revolver interest rate	2.75%	2.75%
Interest rate decrease (basis point)	(0.25%)	(25.00%)
Term Loan Facility | LIBOR [Member] | Minimum [Member] | Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Revolver interest rate	1.00%	1.00%
Unamortized Debt Issuance Costs [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																			$ (23,200,000)
Unamortized Debt Discount
Debt Instrument [Line Items]
Loss on extinguishment of debt																	$ 7,100,000		$ (23,200,000)		$ (700,000)		$ (42,300,000)

[1]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8? Long-Term Debt.
[2]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[3]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[4]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[5]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8? Long-Term Debt.
[6]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.